Sohu.com Limited Shareholders' Equity (Sogou Inc. Share-based Awards, Sogou 2017 Share Incentive Plan, Share Option Activity) (Details) - Sogou [Member] - Sogou 2017 Share Incentive Plan [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance		730
Number of Shares, Granted		267
Number of Shares, Exercised		(48)
Number of Shares, Forfeited or expired		(151)
Number of Shares, Outstanding, Ending balance		798	730
Number of Shares, Vested and expected to vest thereafter, Ending balance		638
Number of Shares, Exercisable, Ending balance		121
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.001
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.001
Weighted Average Exercise Price, Forfeited or expired		0.001
Weighted Average Exercise Price, Outstanding, Ending balance		0.001	$ 0.001
Weighted Average Exercise Price, Vested and expected to vest thereafter, Ending balance		0.001
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance		8 years 10 months 24 days	9 years 6 months 25 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance		8 years 10 months 24 days	9 years 6 months 25 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest thereafter, Ending balance		8 years 10 months 13 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		8 years 6 months 18 days
Aggregate Intrinsic Value, Outstanding, Ending balance	[1]	$ 3,629
Aggregate Intrinsic Value, Vested and expected to vest thereafter, Ending balance	[1]	2,904
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 551
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 4.55
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 4.55

[1]	The aggregate intrinsic values in the preceding table represent the difference between the closing price of $4.55 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2019 and the exercise prices of the options.